CONCENTRATIONS OF BUSINESS AND CREDIT RISK (Details) - Customer Concentration Risk - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
One customer 2023 | Revenue Benchmark
Concentration Risk, Percentage	21.00%
One customer 2023 | Accounts Receivable
Accounts Receivable	$ 722,514
Two customer 2022 | Revenue Benchmark
Concentration Risk, Percentage		32.00%
Two customer 2022 | Accounts Receivable
Accounts Receivable		$ 5,240,179